CONTINGENT SHARES AND EARNOUT LIABILITIES - Contingent Earnout and Shares (Details) - USD ($)		12 Months Ended
	May 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2021
CONTINGENT SHARES AND EARNOUT LIABILITIES
Gain contingency unrecorded amount		$ 0	$ 1,207,666
Change in fair value recorded as a component of contingent liabilities		1,207,666	1,164,534
Sponsor earnout liability		0
Change in fair value of contingent liabilities		24,378,334	(29,232,034)
Issuance for Shares Payable - Plus Business Acquisition		4,446,000
RSUs contingent on revenue earnout provisions
CONTINGENT SHARES AND EARNOUT LIABILITIES
Change in fair value recorded as a component of contingent liabilities		$ 0	2,548,000
RSUs contingent on revenue earnout provisions	1,300,000	1,300,000
Change in fair value of contingent liabilities		$ 1,898,000	$ 2,912,000
Mercer Park
CONTINGENT SHARES AND EARNOUT LIABILITIES
Equity shares		616,156			1,008,975
Number of shares contingently issuable			6,306,095
Shares issued		0	0
Mercer Park | Minimum
CONTINGENT SHARES AND EARNOUT LIABILITIES
Shares issuable volume-weighted average price trigger			$ 13.00
Mercer Park | Maximum
CONTINGENT SHARES AND EARNOUT LIABILITIES
Shares issuable volume-weighted average price trigger			$ 15.00
Mercer Park | Restricted Shares
CONTINGENT SHARES AND EARNOUT LIABILITIES
Number of shares contingently issuable				392,819
Contingent Earnout Camarillo Transaction
CONTINGENT SHARES AND EARNOUT LIABILITIES
Contingent Shares/Earnout Issued for Option Right		$ 18,069,000	$ 4,041,000
Change in fair value recorded as a component of contingent liabilities		$ 14,028,000	18,530,000
Potential earnout fee				$ 75,000,000
Contingent Shares Camarillo Transaction
CONTINGENT SHARES AND EARNOUT LIABILITIES
Equity shares		6,500,000
Number of shares contingently issuable		3,500,000
Contingent Shares/Earnout Issued for Option Right		$ 16,520,000	6,860,000
Change in fair value recorded as a component of contingent liabilities		$ 9,660,000	$ 6,625,500